UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/2012

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

# CitizensSelect Funds

## CitizensSelect Prime Money Market Fund

**SEMIANNUAL REPORT** October 31, 2012

Citizens Financial Group, Inc.℠

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
24	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period from May 1, 2012, through October 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors reacted sharply to macroeconomic developments throughout the world over the reporting period.A sluggish U.S. economy, the ongoing financial crisis in Europe, and slowdowns in key emerging markets weighed on stocks and higher yielding bonds early in the reporting period, but aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China subsequently lifted longer-term markets.

In light of the easy monetary policies adopted by many countries, we expect the U.S. economic recovery to persist at subpar levels over the first half of 2012, as growth may remain constrained by uncertainties surrounding fiscal policy and tax reforms. However, successful resolution of the current fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy and domestic equity markets. Nonetheless, the Federal Reserve Board has reiterated its intention to keep rates low at least through mid-2015, suggesting that substantially higher money market yields are unlikely anytime soon. As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through October 31, 2012, as provided by James O’Connor, Portfolio Manager

Dear Shareholder:

This semiannual report for CitizensSelect Prime Money Market Fund covers the six-month period ended October 31, 2012. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.03%, Class B shares produced an annualized yield of 0.00%, Class C shares produced an annualized yield of 0.00% and Class D shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced annualized effective yields of 0.03%, 0.00%, 0.00% and 0.00%, respectively.1,2

Yields of money market instruments remained near historical lows throughout the reporting period as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged amid sluggish economic growth.

Economic Recovery Proved Erratic

The reporting period began in the immediate wake of encouraging signs in the U.S. economy, including a decrease in the unemployment rate to 8.1% and job gains exceeding 200,000 per month.What’s more, struggling housing markets appeared to have finally reached a bottom. As a result, investors had become more tolerant of risks, and they turned their attention away from traditional safe havens and toward riskier asset classes and market sectors.

However, May 2012 saw subpar job creation and an uptick in the unemployment rate to 8.2%.While manufacturing activity improved, it did so at a slower pace than in previous months. Meanwhile, a resurgent debt crisis in Europe dominated the headlines when austerity measures encountered political resistance in several countries. The U.S. manufacturing sector contracted in June for the first time in three years, with weakness especially evident in new orders. On the other hand, U.S. housing prices climbed for the first time in seven months, and new unemployment claims fell. However, for the second quarter of 2012 overall, U.S. economic growth slowed to a disappointing 1.3% annualized rate.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

The economy added 181,000 jobs in July, more than most analysts expected, but the unemployment rate climbed to 8.3% as more people entered the workforce. Meanwhile, manufacturing activity contracted for the second straight month, and economists became concerned about the potential consequences of a major drought in the Midwest. Data in August showed higher sales and prices in U.S. housing markets. The unemployment rate fell to 8.1%, and more than 190,000 new jobs were created during the month. Meanwhile, personal income and expenditures rose modestly. Corporate earnings generally proved healthier than expected, as a majority of companies met or exceeded analysts’ earnings targets.

The economic recovery seemed to gain a degree of traction in September, with the addition of 148,000 new jobs and a sharp drop in the unemployment rate to 7.8%, its lowest level since January 2009. The manufacturing sector rebounded after posting three months of modest declines, and the service sector posted its 33rd consecutive month of expansion. In the housing market, sales prices reached their highest levels, on average, in approximately five years. However, consumer spending showed evidence of weakness, and many economists, investors and business executives grew increasingly concerned about the possibility that a gridlocked Congress might not reach agreement on ways to prevent the “fiscal cliff ” of automatic tax hikes and spending reductions scheduled for year-end. It later was announced that the U.S. economy grew at a 2.0% annualized rate during the third quarter of 2012.

The unemployment rate ticked higher in October to 7.9% as more workers joined the labor force, and 184,000 private sector jobs were added during the month. Manufacturing activity increased at a faster rate in October than in September, and home prices posted modest gains, suggesting that the gradual U.S. economic recovery remained intact.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments hovered near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.

4

We have maintained the fund’s weighted average maturity in a position we consider roughly in line with market averages, and we have kept our focus on well-established issuers that historically have demonstrated good liquidity characteristics.

During the latter part of the reporting period, the Fed announced additional steps to boost employment and stimulate growth, including an extension of Operation Twist, a new round of quantitative easing and the likelihood that short-term interest rates would remain near historical lows at least until mid-2015. Therefore, we intend to maintain the fund’s focus on quality and liquidity.

November 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from May 1, 2012 to October 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2012
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$1.01	$1.11	$1.16	$1.16
Ending value (after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2012
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$1.02	$1.12	$1.17	$1.17
Ending value (after expenses)	$1,024.20	$1,024.10	$1,024.05	$1,024.05

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .22% for Class B, .23% for Class C and .23% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2012 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—16.5%	Amount ($)		Value ($)
Credit Suisse New York (Yankee)
0.32%, 4/8/13	5,000,000		5,000,000
Norinchukin Bank (Yankee)
0.39%, 11/6/12	5,000,000		5,000,000
Rabobank Nederland (Yankee)
0.29%, 11/6/12	5,000,000		5,000,000
Royal Bank of Canada (Yankee)
0.57%, 11/1/12	5,200,000	[a]	5,200,000
State Street Bank and Trust Co.
0.20%, 12/14/12	5,000,000		5,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.24%, 1/22/13	5,000,000	[b]	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $30,200,000)			30,200,000

Commercial Paper—10.9%
General Electric Capital Corp.
0.40%, 12/13/12	5,000,000		4,997,666
Toronto-Dominion Holdings USA Inc.
0.18%, 11/7/12	5,000,000	[b]	4,999,850
Toyota Motor Credit Corp.
0.27%, 3/25/13	5,000,000		4,994,600
Westpac Banking Corp.
0.62%, 11/1/12	5,000,000	[a,b]	5,000,000
Total Commercial Paper
(cost $19,992,116)			19,992,116

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Asset-Backed Commercial Paper—13.7%	Amount ($)		Value ($)
CHARTA
0.23%, 11/1/12	5,000,000	[b]	5,000,000
Collateralized Commercial
Paper Program Co., LLC
0.34%, 11/1/12	5,000,000		5,000,000
FCAR Owner Trust, Ser. II
0.23%, 1/7/13	5,000,000		4,997,860
Metlife Short Term Funding LLC
0.21%, 11/19/12	5,000,000	[b]	4,999,475
Northern Pines Funding LLC
0.20%, 12/3/12	5,000,000		4,999,111
Total Asset-Backed Commercial Paper
(cost $24,996,446)			24,996,446

Time Deposits—3.8%
Canadian Imperial Bank of
Commerce (Grand Cayman)
0.14%, 11/1/12
(cost $7,000,000)	7,000,000		7,000,000

U.S. Government Agency—32.8%
Federal Home Loan Bank
0.05%—0.12%, 11/1/12—11/21/12
(cost $59,996,667)	60,000,000		59,996,667

8

	Principal
Repurchase Agreements—21.8%	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
0.28%, dated 10/31/12, due 11/1/12 in
the amount of $20,000,156 (fully collateralized
by $18,313,400 U.S. Treasury Notes, 4.13%,
due 5/15/15, value $20,400,095)	20,000,000	20,000,000
HSBC USA Inc.
0.25%, dated 10/31/12, due 11/1/12 in
the amount of $20,000,139 (fully collateralized
by $19,900,000 U.S. Treasury Notes,
1.25%, due 10/31/15, value $20,402,078)	20,000,000	20,000,000
Total Repurchase Agreements
(cost $40,000,000)		40,000,000

Total Investments (cost $182,185,229)	99.5%	182,185,229

Cash and Receivables (Net)	.5%	931,997

Net Assets	100.0%	183,117,226

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2012, these securities amounted to $24,999,325 or 13.7% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government Agency	32.8	Asset-Backed/Insurance	2.7
Banking	25.7	Asset-Backed/Multi-Seller Programs	2.7
Repurchase Agreements	21.8	Asset-Backed/Single Seller	2.7
Asset-Backed/Banking	5.6
Finance	5.5		99.5

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $40,000,000)—Note 1(b)			182,185,229	182,185,229
Cash				932,957
Interest receivable				23,198
Due from The Dreyfus Corporation and affiliates—Note 2(d)				23,900
				183,165,284
Liabilities ($):
Due to Citizens—Note 2(d)				48,058
Net Assets ($)				183,117,226
Composition of Net Assets ($):
Paid-in capital				183,117,953
Accumulated net realized gain (loss) on investments				(727)
Net Assets ($)				183,117,226

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	36,116,353	90,246,203	31,693,566	25,061,104
Shares Outstanding	36,116,660	90,246,624	31,693,671	25,060,998
Net Asset Value
Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	245,112
Expenses:
Management fee—Note 2(a)	108,332
Administrative services fees—Note 2(c)	203,689
Omnibus account services fee—Note 2(d)	108,332
Distribution fees—Note 2(b)	131,252
Trustees’ fees—Note 2(a,e)	14,995
Legal fees—Note 2(a)	9,605
Total Expenses	576,205
Less—reduction in expenses due to undertaking—Note 2(a)	(314,106)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,e)	(14,995)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(9,605)
Net Expenses	237,499
Investment Income—Net	7,613
Net Realized Gain (Loss) on Investments—Note 1 (b) ($)	(742)
Net Increase in Net Assets Resulting from Operations	6,871

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012
Operations ($):
Investment income—net	7,613	12,488
Net realized gain (loss) on investments	(742)	6,175
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,871	18,663
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(7,584)	(16,121)
Class B Shares	(17)	(4,757)
Class C Shares	(7)	(1,676)
Class D Shares	(5)	(1,333)
Total Dividends	(7,613)	(23,887)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	183,342,998	557,223,011
Class B Shares	581,126,789	1,025,595,494
Class C Shares	18,973,740	67,775,450
Class D Shares	15,485,698	51,639,692
Dividends reinvested:
Class A Shares	3,440	7,658
Class B Shares	3	734
Class C Shares	3	538
Class D Shares	5	1,333
Cost of shares redeemed:
Class A Shares	(210,746,202)	(651,019,793)
Class B Shares	(583,917,744)	(1,045,550,218)
Class C Shares	(29,365,284)	(77,377,707)
Class D Shares	(19,888,078)	(64,579,540)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(44,984,632)	(136,283,348)
Total Increase (Decrease) in Net Assets	(44,985,374)	(136,288,572)
Net Assets ($):
Beginning of Period	228,102,600	364,391,172
End of Period	183,117,226	228,102,600

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2012					Year Ended April 30,
Class A Shares	(Unaudited)		2012		2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.002	.018	.046
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.001)	(.002)	(.018)	(.046)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00	1.00
Total Return (%)	.02	[b]	.02		.10	.15	1.83	4.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.21	[b]	.21		.20	.23	.22	.20
Ratio of net expenses
to average net assets	.20	[b]	.15		.20	.23	.22	.20
Ratio of net investment income
to average net assets	.03	[b]	.01		.09	.16	2.00	4.47
Net Assets, end of period
($ x 1,000)	36,116		63,516		157,307	217,502	335,538	680,940

a	Amount represents less than $.001 per share.
b	Annualized.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2012					Year Ended April 30,
Class B Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.016	.044
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a] (.000)[a]				(.000)[a]		(.016)	(.044)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.01		.00	[c]	.03		1.58	4.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	[b]	.46		.45		.48		.48	.45
Ratio of net expenses
to average net assets	.22	[b]	.15		.30		.36		.48	.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.04		.57	4.37
Net Assets, end of period
($ x 1,000)	90,246		93,038		112,993		199,808		397,701	389,731

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

14

Six Months Ended
October 31, 2012					Year Ended April 30,
Class C Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.013	.041
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a] (.000)[a]				(.000)[a]		(.013)	(.041)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.01		.00	[c]	.00	[c]	1.32	4.19
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	[b]	.71		.70		.73		.73	.70
Ratio of net expenses
to average net assets	.23	[b]	.16		.30		.38		.73	.70
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	1.29	4.11
Net Assets, end of period
($ x 1,000)	31,694		42,085		51,688		54,842		76,786	76,235

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2012					Year Ended April 30,
Class D Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.010	.037
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a] (.000)[a]				(.000)[a]		(.010)	(.037)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.01		.00	[c]	.00	[c]	.97	3.78
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	[b]	1.11		1.10		1.13		1.13	1.10
Ratio of net expenses
to average net assets	.23	[b]	.16		.30		.38		1.08	1.10
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	1.01	3.51
Net Assets, end of period
($ x 1,000)	25,061		29,464		42,403		101,207		103,652	151,111

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

18

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	182,185,229
Level 3—Significant Unobservable Inputs	—
Total	182,185,229
† See Statement of Investments for additional detailed categorizations.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

20

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2012 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 Distributions Plan fees, administrative services plan fees, omnibus account services plan fees, trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees fees and expenses of independent counsel of the fund.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $337 for Class A, $112,096 for Class B, $89,345 for Class C and $112,328 for Class D shares during the period ended October 31, 2012.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of 25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2012, Class C and Class D shares were charged $47,396 and $83,856, respectively, pursuant to the Distribution Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2012, Class B, Class C and Class D shares were charged $124,040, $47,397 and $32,252, respectively, pursuant to the Administrative Services Plan.

22

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2012, Class A, Class B, Class C and Class D shares were charged $26,856, $49,616, $18,959 and $12,901, respectively, pursuant to the Omnibus Account Services Agreement.

The components of“Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $16,198 and Distribution Plan fees $20,691, which are offset against an expense reimbursement currently in effect in the amount of $60,789.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $31,860 and omnibus account services plan fees $16,198.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 18 and 19, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the“Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

24

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median and at or above the Performance Universe median for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of

26

economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

28

## For More Information

**By telephone**

Call your Citizens Registered Representative or 1-800-242-2224

**Investment Adviser**

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

**Custodian**

The Bank of New York Mellon
One Wall Street
New York, NY 10286

**By mail, write to:**

CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

**Transfer Agent & Dividend Disbursing Agent**

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

**Distributor**

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: CZAXX Class B: CZBXX Class C: CZCXX Class D: CZDXX

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Citizens Financial Group, Inc.™

0462SA1012

# CitizensSelect Funds

## CitizensSelect Treasury Money Market Fund

**SEMIANNUAL REPORT** October 31, 2012

Citizens
Financial Group, Inc.™

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for CitizensSelect Treasury Money Market Fund, covering the six-month period from May 1, 2012, through October 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors reacted sharply to macroeconomic developments throughout the world over the reporting period.A sluggish U.S. economy, the ongoing financial crisis in Europe, and slowdowns in key emerging markets weighed on stocks and higher yielding bonds early in the reporting period, but aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China subsequently lifted longer-term markets.

In light of the easy monetary policies adopted by many countries, we expect the U.S. economic recovery to persist at subpar levels over the first half of 2012, as growth may remain constrained by uncertainties surrounding fiscal policy and tax reforms. However, successful resolution of the current fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy and domestic equity markets. Nonetheless, the Federal Reserve Board has reiterated its intention to keep rates low at least through mid-2015, suggesting that substantially higher money market yields are unlikely anytime soon.As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through October 31, 2012, as provided by James O’Connor, Portfolio Manager

Dear Shareholder:

This semiannual report for CitizensSelect Treasury Money Market Fund covers the six-month period ended October 31, 2012. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.00%, Class B shares produced an annualized yield of 0.00%, Class C shares produced an annualized yield of 0.00% and Class D shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced annualized effective yields of 0.00%, 0.00%, 0.00% and 0.00%, respectively.1,2

Yields of money market instruments remained near historical lows throughout the reporting period as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged amid sluggish economic growth.

Economic Recovery Proved Erratic

The reporting period began in the immediate wake of encouraging signs in the U.S. economy, including a decrease in the unemployment rate to 8.1% and job gains exceeding 200,000 per month.What’s more, struggling housing markets appeared to have finally reached a bottom. As a result, investors had become more tolerant of risks, and they turned their attention away from traditional safe havens and toward riskier asset classes and market sectors.

However, May 2012 saw subpar job creation and an uptick in the unemployment rate to 8.2%. While manufacturing activity improved, it did so at a slower pace than in previous months. Meanwhile, a resurgent debt crisis in Europe dominated the headlines when austerity measures encountered political resistance in several countries.

The U.S. manufacturing sector contracted in June for the first time in three years, with weakness especially evident in new orders. On the other hand, U.S. housing prices climbed for the first time in seven months, and new unemployment claims fell.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

However, for the second quarter of 2012 overall, U.S. economic growth slowed to a disappointing 1.3% annualized rate. The economy added 181,000 jobs in July, more than most analysts expected, but the unemployment rate climbed to 8.3% as more people entered the workforce. Meanwhile, manufacturing activity contracted for the second straight month, and economists became concerned about the potential consequences of a major drought in the Midwest.

Data in August showed higher sales and prices in U.S. housing markets.The unemployment rate fell to 8.1%, and more than 190,000 new jobs were created during the month. Meanwhile, personal income and expenditures rose modestly. Corporate earnings generally proved healthier than expected, as a majority of companies met or exceeded analysts’ earnings targets.

The economic recovery seemed to gain a degree of traction in September, with the addition of 148,000 new jobs and a sharp drop in the unemployment rate to 7.8%, its lowest level since January 2009. The manufacturing sector rebounded after posting three months of modest declines, and the service sector posted its 33rd consecutive month of expansion. In the housing market, sales prices reached their highest levels, on average, in approximately five years. However, consumer spending showed evidence of weakness, and many economists, investors and business executives grew increasingly concerned about the possibility that a gridlocked Congress might not reach agreement on ways to prevent the “fiscal cliff” of automatic tax hikes and spending reductions scheduled for year-end. It later was announced that the U.S. economy grew at a 2.0% annualized rate during the third quarter of 2012.

The unemployment rate ticked higher in October to 7.9% as more workers joined the labor force, and 184,000 private sector jobs were added during the month. Manufacturing activity increased at a faster rate in October than in September, and home prices posted modest gains, suggesting that the gradual U.S. economic recovery remained intact.

Rates Likely to Stay Low

As has been the case for the past several years, yields of U.S.Treasury bills and other money market instruments hovered near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.We have maintained the fund’s weighted average maturity in a position we consider roughly in line with market averages.

During the latter part of the reporting period, the Fed announced additional steps to boost employment and stimulate growth, including an extension of Operation Twist, a new round of quantitative easing and the likelihood that short-term interest rates would remain near historical lows at least until mid-2015. Therefore, we intend to maintain the fund’s focus on liquidity.

November 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelectTreasury Money Market Fund from May 1, 2012 to October 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2012
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.45	$.45	$.45	$.40
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2012
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.46	$.46	$.46	$.41
Ending value (after expenses)	$1,024.75	$1,024.75	$1,024.75	$1,024.80

† Expenses are equal to the fund’s annualized expense ratio of .09% for Class A, .09% for Class B, .09% for Class C and .08% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2012 (Unaudited)

		Annualized
		Yield on
		Date of	Principal
U.S. Treasury Bills—92.5%		Purchase (%)	Amount ($)	Value ($)
11/1/12		0.08	1,000,000	1,000,000
11/8/12		0.11	59,000,000	58,998,723
11/15/12		0.11	69,000,000	68,997,139
11/23/12		0.11	2,000,000	1,999,865
11/29/12		0.11	75,000,000	74,993,311
12/6/12		0.09	4,000,000	3,999,650
12/13/12		0.08	7,000,000	6,999,347
12/20/12		0.10	10,000,000	9,998,639
12/27/12		0.11	40,000,000	39,993,156
1/3/13		0.09	25,000,000	24,996,062
1/17/13		0.10	5,000,000	4,998,930
2/21/13		0.13	19,000,000	18,992,168
2/28/13		0.12	3,000,000	2,998,860
3/14/13		0.14	20,000,000	19,990,025
4/25/13		0.15	22,000,000	21,984,493
Total U.S. Treasury Bills
(cost $360,940,368)				360,940,368

U.S. Treasury Notes—7.4%
11/15/12		0.07	8,000,000	8,003,950
11/30/12		0.11	1,000,000	1,002,584
12/31/12		0.15	5,000,000	5,003,842
1/31/13		0.12	15,000,000	15,018,621
Total U.S. Treasury Notes
(cost $29,028,997)				29,028,997

Total Investments (cost $389,969,365)			99.9%	389,969,365
Cash and Receivables (Net)			.1%	400,898
Net Assets			100.0%	390,370,263

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	92.5	U.S. Treasury Notes		7.4
				99.9

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		389,969,365		389,969,365
Cash				7,329,086
Interest receivable				99,238
Due from The Dreyfus Corporation and affiliates—Note 2(d)				45,285
				397,442,974
Liabilities ($):
Payable for investment securities purchased				6,999,331
Due to to Citizens—Note 2(d)				73,380
				7,072,711
Net Assets ($)				390,370,263
Composition of Net Assets ($):
Paid-in capital				390,371,398
Accumulated net realized gain (loss) on investments				(1,135)
Net Assets ($)				390,370,263

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	217,137,998	159,766,904	12,873,035	592,326
Shares Outstanding	217,138,711	159,767,461	12,872,878	592,348
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	188,116
Expenses:
Management fee—Note 2(a)	209,519
Omnibus account service fees—Note 2(d)	209,519
Administrative services fees—Note 2(c)	260,211
Trustees’ fees—Note 2(a,e)	28,885
Distribution fees—Note 2(b)	26,280
Legal Fees—Note 2(a)	10,552
Total Expenses	744,966
Less—reduction in expenses due to undertaking—Note 2(a)	(517,488)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,e)	(28,885)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(10,552)
Net Expenses	188,041
Investment Income—Net	75
Realized Gain (Loss) on Investments—Note 1 (b) ($)	(129)
Net (Decrease) in Net Assets Resulting from Operations	(54)

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012
Operations ($):
Investment income—net	75	162
Net realized gain (loss) on investments	(129)	(1,006)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(54)	(844)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(38)	(2,790)
Class B Shares	(34)	(3,264)
Class C Shares	(2)	(291)
Class D Shares	(1)	(24)
Total Dividends	(75)	(6,369)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	236,638,508	644,521,182
Class B Shares	178,487,849	506,197,713
Class C Shares	12,177,921	87,660,553
Class D Shares	11,161,394	40,574,888
Dividends reinvested:
Class A Shares	1	331
Class B Shares	2	283
Class C Shares	—	28
Class D Shares	—	24
Cost of shares redeemed:
Class A Shares	(258,740,093)	(638,915,152)
Class B Shares	(227,056,067)	(529,039,809)
Class C Shares	(17,219,530)	(100,832,411)
Class D Shares	(21,242,299)	(31,949,726)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(85,792,314)	(21,782,096)
Total Increase (Decrease) in Net Assets	(85,792,443)	(21,789,309)
Net Assets ($):
Beginning of Period	476,162,706	497,952,015
End of Period	390,370,263	476,162,706

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2012					Year Ended April 30,
Class A Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.008	.036
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a] (.000)[a]				(.000)[a]		(.008)	(.036)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.01		.77	3.69
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.21	[b]	.22		.20		.20		.22	.20
Ratio of net expenses
to average net assets	.09	[b]	.04		.14		.15		.22	.20
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.01		.75	3.43
Net Assets, end of period
($ x 1,000)	217,138 239,240				233,640		273,891 538,420			1,149,555

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2012					Year Ended April 30,
Class B Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.006	.034
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a] (.000)[a]				(.000)[a]		(.006)	(.034)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.58	3.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	[b]	.47		.45		.45		.47	.45
Ratio of net expenses
to average net assets	.09	[b]	.04		.14		.16		.40	.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.54	3.54
Net Assets, end of period
($ x 1,000)	159,767 208,335				231,178		182,139		315,322	323,048

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

Six Months Ended
October 31, 2012					Year Ended April 30,
Class C Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.004	.031
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a] (.000)[a]				(.000)[a]		(.004)	(.031)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.42	3.17
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	[b]	.70		.70		.70		.72	.70
Ratio of net expenses
to average net assets	.09	[b]	.04		.14		.15		.54	.70
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.38	2.79
Net Assets, end of period
($ x 1,000)	12,873		17,915		31,086		56,366		65,006	31,191

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2012					Year Ended April 30,
Class D Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.002	.027
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a] (.000)[a]				(.000)[a]		(.002)	(.027)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.21	2.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	[b]	1.12		1.10		1.10		1.13	1.10
Ratio of net expenses
to average net assets	.08	[b]	.05		.15		.12		.83	1.10
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.16	2.76
Net Assets, end of period
($ x 1,000)	592		10,673		2,048		6,591		3,271	2,950

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelectTreasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	389,969,365
Level 3—Significant Unobservable Inputs	—
Total	389,969,365
† See Statement of Investments for additional detailed categorizations.

At October 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010

(“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated short-term capital loss carryover of $1,006 is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012 and which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2012 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, 12b-1 Distribution Plan fees, administrative services plan fees, omnibus account services plan fees, trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees fees and expenses of independent counsel of the fund.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $115,712 for Class A, $345,758 for Class B, $41,401 for Class C and $14,617 for Class D shares during the period ended October 31, 2012.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2012, Class C and Class D shares were charged $16,950 and $9,330, respectively, pursuant to the Distribution Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2012, Class B, Class C and Class D shares were charged $239,673, $16,949 and $3,589, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2012, Class A, Class B, Class C and Class D shares were charged $105,434, $95,870, $6,780 and $1,435, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $25,791 and Distribution Plan fees $3,194, which are offset against an expense reimbursement currently in effect in the amount of $74,270.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $39,260 and omnibus account services plan fees $34,120.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 18 and 19, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group and Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ prof-itability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a dis-

cussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

## For More Information

**By telephone**
Call your Citizens Registered Representative or 1-800-242-2224

**Investment Adviser**
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

**Custodian**
The Bank of New York Mellon
One Wall Street
New York, NY 10286

**By mail, write to:**
CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

**Transfer Agent & Dividend Disbursing Agent**
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

**Distributor**
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: CEAXX Class B: CEBXX Class C: CECXX Class D: CEDXX

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Citizens Financial Group, Inc.™

0466SA1012

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members.  The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166.  A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.  Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.    Controls and Procedures.

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(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	December 19, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)